Segment information - Net sales and other revenues by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net sales	$ 9,836	$ 9,370	$ 8,654
Total other revenues	75	85	63
Net sales and other revenues	9,911	9,455	8,717
Operating segments
Disclosure of operating segments [line items]
Net sales	9,836	9,370	8,654
Total other revenues		85	63
Surgical | Operating segments
Disclosure of operating segments [line items]
Net sales	5,522	5,314	5,045
Total other revenues	4	0	0
Surgical | Implantables | Operating segments
Disclosure of operating segments [line items]
Net sales	1,775	1,703	1,725
Surgical | Consumables | Operating segments
Disclosure of operating segments [line items]
Net sales	2,861	2,719	2,499
Surgical | Equipment/other | Operating segments
Disclosure of operating segments [line items]
Net sales	886	892	821
Vision Care | Operating segments
Disclosure of operating segments [line items]
Net sales	4,314	4,056	3,609
Total other revenues	71	85	63
Vision Care | Contact lenses | Operating segments
Disclosure of operating segments [line items]
Net sales	2,609	2,400	2,192
Vision Care | Ocular health | Operating segments
Disclosure of operating segments [line items]
Net sales	$ 1,705	$ 1,656	$ 1,417